30. RELATED PARTIES (Tables)	12 Months Ended
Dec. 31, 2017
Related Parties Tables
Schedule of the balances and rates charged for the transactions

The Company has entered into transactions with companies that are owned by members of its Board of Directors as demonstrated below:

Companies	Type of transactions	12.31.17	12.31.16
Corall Consultoria Ltda (2)	Corall provided consulting services to BRF	-	(1.8)
Edavila Consultoria Empresarial Eireli (1)	Edavila provided consulting services to BRF	(0.5)	(0.3)
Hortigil Hortifruti S.A. ("Hortigil") (2)	BRF sells products to Hortigil	-	3.5
Instituto de Desenvolvimento Gerencial S.A.("Instituto") (2)	Instituto provided consulting services to BRF	(0.9)	(5.0)

(1)	Entity on which BRF has no equity interest, but have relationship with the Board of Directors, and provided services to the Company related international marketing and innovation.

(2)	Entities are no longer related parties, because Board of Director member has no more relationship with them.

Schedule of total remuneration and benefits paid to professionals

The total remuneration and benefits paid to these professionals are demonstrated below:

	12.31.17	12.31.16
Salary and profit sharing	32.8	27.5
Short term benefits (1)	0.4	0.3
Pension plan	0.6	0.8
Post-employment benefits	0.2	0.2
Termination benefits	5.8	5.9
Share based payment	17.0	16.8
	56.8	51.5

(1)	Comprises: Medical assistance, educational expenses and others.